Accounts Receivable	6 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

4.      Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at September 30, 2024 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $1,137,551 (March 31, 2024 - $1,319,873) is warranted.